Number of shares sold - Accredited Investors [Member] - USD ($)	1 Months Ended	3 Months Ended
	Oct. 02, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Proceed from sales of stock		$ 1,030,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares sold	937,500
Share price	$ 1.60